Financial instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments
Financial instruments

19.1         Fair Value

(a)             Fair value calculation

The fair value of financial assets and liabilities is estimated as the amount for which a financial instrument could be exchanged in an arm’s length transaction and not in a forced sale or settlement. The following methods and assumptions were used to estimate the fair value:

(i)      Financial assets classified as fair value through profit and loss or as fair value through other comprehensive income are measured in accordance with the fair value hierarchy (Level 1 and Level 2), with inputs used in the measurement processes obtained from sources that reflect the most recent observable market prices.

(ii)    Trade accounts receivable and trade payables, mostly classified as amortized cost, corresponds to their respective carrying amounts due to the short-term maturity of these instruments. When purchase or sale prices include material financial charges, the securities are adjusted to their present value.

(iii)   The fair value of borrowings is estimated by discounting future contractual cash flows at the market interest rate, which is available to Braskem in similar financial instruments.

(iv)   The fair value of bonds is based on prices negotiated in financial markets, plus the respective carrying amount of interests.

The fair values of the remaining assets and liabilities correspond to their carrying amount.

(b)             Fair value hierarchy

The Company adopts IFRS 7 to measure the fair value of financial instruments recorded in the balance sheet; this requires disclosure in accordance with the following fair value measurement hierarchy:

Level 1 – fair value obtained through prices quoted (without adjustments) in active markets for identical assets or liabilities, such as the stock exchange; and

Level 2 – fair value obtained from financial models using directly observable market data, such as discounted cash flow, when the instrument is a forward purchase/sale or a swap contract, or such as the Black-Scholes model, when the instrument has the characteristics of an option.  To measure the credit risk of the parties involved in derivative instruments, Braskem uses CVA (Credit Valuation Adjustment) or DVA (Debt Valuation Adjustment) models, applied flow by flow on the mark-to-market value of each instrument. The Company adopts the ratings of the other parties for positive flows and its own rating for negative flows, both available in the market and disclosed by renowned rating agencies, as a necessary assumption to define the probability of default.

19.2         Non-derivative financial instruments and leniency agreement (Note 23.3)

			Fair value	Book value		Fair value
	Note	Classification by category	hierarchy	2018	2017	2018	2017

Cash and cash equivalents	5
Cash and banks		Amortized cost		2,228,964	1,428,766	2,228,964	1,428,766
Financial investments in Brazil		Fair value through profit or loss	Level 2	1,754,561	1,706,784	1,754,561	1,706,784
Financial investments abroad		Fair value through profit or loss	Level 2	1,564,112	639,543	1,564,112	639,543
				5,547,637	3,775,093	5,547,637	3,775,093

Financial investments	6
Letras financeiras do tesouro - LFT		Fair value through profit or loss	Level 2	2,247,272	1,816,889	2,247,272	1,816,889
Time deposit investments		Amortized cost	Level 2	49,630	440,616	49,630	440,616
Time deposit investments		Fair value through profit or loss	Level 2		15,764		15,764
Other		Fair value through profit or loss	Level 2	70,709	39,739	70,709	39,739
				2,367,611	2,313,008	2,367,611	2,313,008

Trade accounts receivable	6	Amortized cost		3,045,463	3,244,851	3,045,463	3,244,851
Trade accounts receivable	6	Fair value through profit or loss	Level 2	47,540	73,841	47,540	73,240

Trade payables	14	Amortized cost		8,378,516	5,058,796	8,378,504	5,058,796

Borrowings	15	Amortized cost
Foreign currency - Bond			Level 1	21,930,575	20,082,588	22,028,040	21,230,567
Foreign currency - other borrowings			Level 2	2,578,147	2,344,649	2,277,069	2,228,608
Local currency			Level 2	736,388	1,224,772	598,926	1,039,873
				25,245,110	23,652,009	24,904,035	24,499,048

Braskem Idesa borrowings	16	Amortized cost	Level 2	10,594,117	9,784,388	9,367,878	8,675,711

Debentures	17	Amortized cost	Level 2	294,509	313,324	239,976	214,815

Loan ton non-controlling shareholder of Braskem Idesa		Amortized cost		2,183,830	1,756,600	2,183,830	1,756,600

Leniency agreement	23.3	Amortized cost		1,842,518	2,004,590	1,842,518	2,004,590

19.3         Derivative financial instruments

19.3.1     Changes

						Net			Net
			Operation characteristics			(Asset)/			(Asset)/
		Fair value	Principal exposure		Accumulated	Liability	Change in	Financial	Liability
Identification	Note	hierarchy		Derivatives	OCI (equity)	2017	fair value	settlement	2018

Non-hedge accounting transactions
Exchange swap		Level 2	Argentine peso	Dollar			752	(235)	517
NCE swap		Level 2	Real	Dollar			5,231		5,231
							5,983	(235)	5,748

Hedge accounting transactions
Dollar put option	19.3.1 (a.i)	Level 2	Real	Dollar	(40,338)	(3,793)	39,932		36,139
Dollar swap	19.3.1 (a.ii)	Level 2	CDI	Dollar+Interests	(183,808)		183,398		183,398
Interest rate swaps	19.3.1 (a.iii)	Level 2	Libor	Fixed rates	(209,067)	(25,791)	(41,590)	(283)	(67,664)
					(433,213)	(29,584)	181,740	(283)	151,873

Derivatives
Current assets						(3,793)			(27,714)
Non-current assets						(32,666)			(46,664)
Current liabilities						6,875			70,305
Non-current liabilities									161,694
						(29,584)			157,621

The counterparties in these contracts are constantly monitored based on the analysis of their respective ratings and Credit Default Swaps – CDS. Braskem has many bilateral risk mitigators in its derivative contracts, such as the possibility of depositing or requesting deposits of a guarantee margin from the counterparties it deems convenient.

Derivative financial instruments designated for hedge accounting are presented in the balance sheet at their fair value in an asset or liability account depending on whether the fair value represents a positive or a negative balance to Braskem, respectively, and are necessarily classified as "fair value through profit and loss".

All hedge financial instruments held at December 31, 2018 were contracted on Over the Counter - OTC markets with large financial counterparties under global derivative contracts in Brazil or abroad.

Braskem’s Financial Policy provides for the active management and continued protection against undesired fluctuations in currencies and rates arising from its operations and financial items, with the possibility of contracting derivative instruments (swaps, NDFs, options, etc.). The other market risks are addressed on a case-by-case basis for each transaction. In general, Braskem assesses the need for hedging in the analysis of prospective transactions and seeks to customize the hedge and keeps it in place for the same period of the hedged transaction.

Braskem may elect derivatives for the application of hedge accounting in accordance with IFRS 9. The hedge designation is not mandatory. In general, Braskem will elect to designate financial instruments as hedges when the application is expected to provide a significant improvement in the presentation of the offsetting effect on the changes in the hedged items.

The effective portion of the changes in the fair value of hedge derivatives and of the exchange variation of financial liabilities designated and qualified as sales flow hedge is recognized in equity, under “Other comprehensive income”. These amounts are transferred to profit and loss for the periods in which the hedged item affects the financial results. The ineffective portion is recognized immediately in profit and loss as “Financial result.”

When a hedge instrument matures or is sold or when it no longer meets the criteria for hedge accounting, it is prospectively discontinued and any cumulative gain or loss in equity remains in equity and is recognized in financial result when the hedged item or transaction affects profit and loss. If the hedged item or transaction is settled in advance, discontinued or is not expected to occur, the cumulative gain or loss in equity is immediately transferred to financial result.

(a)             Hedge accounting transactions

(a.i)      Dollar call and put option

On December 31, 2018, Braskem held a total notional amount of put options of R$2.2 billion, with an average strike price of 3.29 R$/US$. Simultaneously, the Company also held a total notional amount of call options of R$1.6 billion, with an average strike price of R$/US$4.61. The operations have a maximum term of 24 months. Dollar-denominated future sales in Brazilian real were designated for hedge accounting, with the months of revenue recognition always coinciding with the months of the options.

According to IFRS 9, the accounting standard in force as from January 1, 2018, the amount of the mark-to-market (“MtM”) adjustment, as well as the amount of the premium of the operation, is recognized as “Other comprehensive income” (“OCI”) under shareholders' equity. The fair value of the options is composed of the notional value of the operations multiplied by the sum of the intrinsic value, which refers to the amount by which the option exceeded the exercise price at the time of evaluation, and the time value of the derivative until its maturity. From the beginning of operations and their respective designations as hedge accounting, the Company began to recognize in OCI all possible premiums paid on the options purchased, in the form of hedge costs. On December 31, 2018, the amount recorded in OCI as cost of hedge is R$4.1 million.

 (a.ii)    Dollar Swap

To remain aligned with its risk management strategy, the Company contracted foreign exchange derivative operations (“swaps”) in the aggregate amount of R$1.3 billion, with annual maturities over the following 5 years starting January 30, 2019. These operations were designated to cash flow hedge accounting, where the hedging instruments are foreign exchange derivatives and the hedged objects are highly probable future revenues in the domestic market subject to fluctuations in Brazilian real/U.S. dollar price. Accordingly, the mark-to-market adjustment of the effective portion of the hedge will be recognized under shareholders equity in the line “Other comprehensive income” and will be recognized in the financial result only upon the maturity of each installment.

(a.iii)      Hedge operation by Braskem Idesa related to Project finance

              Interest rate swap linked to Libor

Identification	Nominal value	Hedge	Maturity		Fair value
	US$	(interest rate per year)		2018	2017
Swap Libor I to VI	1,312,892	1.9825%	May-2025	(67,664)	(25,791)
Total	1,312,892			(67,664)	(25,791)

Derivatives
Current assets				(21,000)
Non-Current assets				(46,664)	(32,666)
Current liabilities					6,875
Total				(67,664)	(25,791)

Braskem Idesa contracted swap operations with the purpose of offsetting part of the Libor variation arising from the financings mentioned in Note 16. This hedge operation shares the same guarantees with the Project finance.

19.4         Non-derivative financial liabilities designated to hedge accounting

(a.i)      Future exports in U.S. dollars

On May 1, 2013, Braskem S.A. designated non-derivative financial instrument liabilities, denominated in U.S. dollars, as hedge for the flow of its highly probable future exports. Thus, the impact of exchange rates on future cash flows in dollars derived from these exports is offset by the foreign exchange variation on the designated liabilities, partly eliminating the volatility of results. The exchange rate on the date of the designation was
US$ 1: R$2.0017. In addition to this hedge accounting, on October 10, 2017, Braskem S.A. designated new financial instruments for the hedging of future sales, which mature in 2028. The hedged exchange rate was US$1: R$3.1688.

Therefore, on December 31, 2018, exports that were designated not yet realized and not discontinued are shown below:

Total nominal value
US$

2019	733,980
2020	723,999
2021	716,000
2022	719,000
2023	718,372
2024	688,854
2028	1,250,000
5,550,205

There were no changes in financial instruments designated for this hedge in the period ended December 31, 2018.

The Company considers these exports in the selected period (2019/2028) as highly probable, based on the following factors:

•                     In recent years, Braskem S.A. exported an average US$3.1 billion per year, which represents around 3 to 4 times the annual exports of the hedged exports.

•                     Hedged exports represent between 20% and 30% of the export flows planned by the Company.

The exports of the Company are not sporadic or occasional, but constitute an integral part of its strategy and of the petrochemical business, in which competition is global.

On December 31, 2018, the maturities of financial liabilities designated were as follows:

Total nominal value
US$

2019	733,980
2020	723,999
2021	716,000
2022	719,000
2023	718,372
2024	688,854
2028	1,250,000
5,550,205

To ensure the continuity of the hedging relationship, the Company plans to refinance and/or substitute these hedge instruments to adjust them to the schedule and value of the hedged exports. The rollover or replacement of the hedge instrument are provided for in IFRS 9. This explains the fact that liabilities designated for hedge are not necessarily equivalent to the exports designated in the year.

The following table provides the balances of exchange variation recognized in the Company’s net financial income (expenses) due to the realization of exports designated for this hedge in the 12-month period ended December 31, 2018:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

First quarter	189,325	2.0017	3.3082	247,353
Second quarter	208,405	2.0017	3.2769	265,758
Third quarter	193,190	2.0017	3.3080	252,364
Fourth quarter	196,973	2.0017	3.3080	257,307
	787,893			1,022,782

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” of this hedge are as follows:

	Exchange		Net
	variation	IR and CSL	effect

At December 31, 2017	(6,814,142)	2,316,808	(4,497,334)
Exchange variation recorded in the period on OCI / IR and CSL	(3,145,857)	1,069,591	(2,076,266)
Exchange variation transferred to profit or loss / IR and CSL	1,022,782	(347,746)	675,036
At December 31, 2018	(8,937,217)	3,038,653	(5,898,564)

The realizations expected for 2019 will occur through the payments of financial instruments in conformity with exports made, and the exchange variation recorded in “Other comprehensive income” will be written off to the financial results. For all quarters of the year, realizations will be made at the discounted cash flow rates. The quarterly schedule of hedged exports in 2019 follows:

Total nominal
value US$

First quarter	150,000
Second quarter	183,495
Third quarter	183,495
Fourth quarter	216,990
733,980

(a.ii)       Liabilities related to the Project finance of future sales in U.S. dollar

On October 1, 2014, the subsidiary Braskem Idesa designated its liabilities in the amount of R$2,878,936 related to Project Finance, denominated in U.S. dollar, as hedge instruments to protect highly probably future sales flows. Due to the disbursements by the project's financiers in 2015, Braskem Idesa designated new amounts in April and September 2015, of US$290,545 and US$23,608, respectively, for hedge accounting. Therefore, the impact of exchange variation on future flows of sales in U.S. dollar derived from these sales in dollar will be offset by the exchange variation on the designated liabilities, partially eliminating the volatility in the results of the subsidiary.

The Management of Braskem Idesa believes these future sales are highly probable, based on the following:

•                     In Mexico, domestic sales can be made in U.S. dollar. In 2016, the company began to operate and sell products, including sales in U.S. dollar in the domestic and international markets.

•                     The hedged flow corresponds to less than 35% of the planned revenue flow of the project over the designated period. The current amount of sales already meets the volume of designated hedge, which confirms the highly probably nature of the designated cash flow.

•                     The financing was obtained through a Project Finance structure and will be repaid exclusively through the cash generation of the project (Note 16). Therefore, the existence of the debit is directly associated with the highly probable nature of the future sales in U.S. dollar.

As of December 31, 2018, designated and unrealized sales were as follows:

Nominal value
US$

2019	229,270
2020	266,690
2021	303,392
2022	253,204
2023	333,093
2024	359,559
2025	357,903
2026	309,240
2027	152,103
2028	124,654
2029	31,164
2,720,272

            The following table shows the changes in financial instruments designated for this hedge in the year:

				US$
		Sales in	Hedge
	2017	the year	discontinued	2018

Designated balance	2,930,246	(221,790)	400	2,708,856

In 2018, the maturities of designated financial liabilities were distributed as follows:

Nominal value
US$

2019	228,850
2020	266,187
2021	302,816
2022	252,723
2023	332,458
2024	358,873
2025	357,221
2026	308,650
2027	150,419
2028	124,347
2029	26,312
2,708,856

The following table provides the amounts of hedge accounting discontinued in the year ended December 31, 2018 (US$11,416), which is recorded in Braskem Idesa’s shareholders’ equity under “Other comprehensive income” and will be transferred to financial income (expenses) according to the schedule of future hedged sales as they occur:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

Hedge descontinued	11,416	13.4541	17.9915	51,799	8,707
				51,799	8,707

The following table provides the balances of exchange variation recognized in Braskem Idesa’s financial income (expenses) due to the realization of sales designated for this hedge in the year ended December 31, 2018:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

First quarter	53,889	13.6649	18.6631	269,348	46,934
Second quarter	55,136	13.6560	19.4484	319,370	59,371
Third quarter	56,383	13.6536	18.8320	291,974	60,810
Fourth quarter	56,382	13.6537	20.2473	371,757	69,455
	221,790			1,252,449	236,570

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” are as follows:

	Exchange		Net
	variation	IR	effect

At December 31, 2017	(3,545,639)	1,064,426	(2,481,213)
Exchange variation recorded in the period on OCI / IR	16,681	(5,004)	11,677
Exchange variation transferred to profit or loss / IR	236,570	(70,971)	165,599
At December 31, 2018	(3,292,388)	988,451	(2,303,937)

Effectiveness tests were conducted as set forth in IFRS 9 and all operations were deemed effective in reducing the dispersion of revenue from sales designated for hedge, when evaluated in Pesos.

The realizations expected for 2019 will occur in accordance with the payments under the project finance, and the exchange variation recorded in “Other comprehensive income” will be written off to the financial results. Below is the quarterly schedule of hedged sales in U.S. dollars in 2019:

Nominal value
US$

First quarter	56,382
Second quarter	56,383
Third quarter	57,629
Fourth quarter	58,876
229,270

19.5         Credit quality of financial assets

(a)             Trade accounts receivable

Virtually none of Braskem’s clients have risk ratings assigned by credit rating agencies. For this reason, Braskem developed its own credit rating system for all accounts receivable from clients in Brazil and abroad.

On December 31, 2018, the credit ratings for the domestic and foreign market were as follows:

			(%)
			2018
1	Minimum risk		67.50
2	Low risk		18.60
3	Moderate risk		7.61
4	High risk		5.02
5	Very high risk	(i)	1.27

On December 31, 2017, the credit ratings for the domestic market were as follows:

			(%)
			2017
1	Minimum risk		18.84
2	Low risk		50.84
3	Moderate risk		13.33
4	High risk		13.40
5	Very high risk	(i)	3.59

(i) Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from Braskem and pay in advance.

Default indicators:

	Last 12 months
	Domestic market	Export market

December 31, 2018	0.08%	0.45%
December 31, 2017	0.08%	0.19%
December 31, 2016	0.18%	0.04%

This calculation considers the amount of accounts receivables overdue more than 5 days for the domestic market and 30 days for the international market, divided by consolidated gross revenue in the last 12 months.

(b)             Other financial assets

In order to determine the credit ratings of counterparties of financial assets classified under cash and cash equivalents and financial investments, Braskem uses the risk rating of agencies Standard & Poor’s, Moody’s and Fitch Ratings, within the limits established in its financial policy approved by the Board of Directors.

		2018	2017
Financial assets with risk assessment
AAA		4,294,100	3,569,392
AA+		1,175,098	27,094
AA		79,136	8,047
AA-		1,076	209,389
A+		1,103,647	1,465,107
A		165,899	349,823
A-		169,580
BBB+		917,541	453,367
BB+		252
BB-		29
		7,906,358	6,082,219
Financial assets without risk assessment
Other financial assets with no risk assessment	(i)	8,890	5,882
		8,890	5,882

Total		7,915,248	6,088,101

(i)        Investments approved by the Management of the Company, in accordance with the financial policy.

19.6         Sensitivity analysis

Financial instruments, including derivatives, may be subject to changes in their fair value as a result of the variation in commodity prices, foreign exchange rates, interest rates, shares and share indexes, price indexes and other variables. The sensitivity of the derivative and non-derivative financial instruments to these variables are presented below:

(a)             Selection of risks

On December 31, 2018, the main risks that can affect the value of Braskem’s financial instruments are:

·      Brazilian U.S. dollar/real exchange rate;

·      Mexican peso/Brazilian real exchange rate;

·      Euro/Brazilian real exchange rate;

·      Libor floating interest rate;

·      Selic interest rate;

·      CDI interest rate;

·      TJLP interest rate; and

·      IPCA interest rate.

For the purposes of the risk sensitivity analysis, Braskem presents the exposures to currencies as if they were independent, that is, without reflecting in the exposure to a foreign exchange rate the risks of the variation in other foreign exchange rates that could be directly influenced by it.

(b)             Value at risk

The value at risk of the derivatives held by Braskem which is defined as the loss that could result in one month as from December 31, 2018, with a probability of 5%, and under normal market conditions, was estimated by the Company at US$8,279 for put options and call options (Note 19.3.1 (a.i)), US$38,573 for the swap of Libor related to Braskem Idesa project, US$27,756 for Dollar swap (Note 19.3.1(a.ii)) and US$8,503 for NCE swap.

(c)             Selection of scenarios

(c.1)     Probable scenario

The Focus Market Readout published by the Central Bank of Brazil on was used to create the probable scenario for the U.S. dollar/Brazilian real exchange rate, the Selic interest rate and the CDI interest rate, based on December 28, 2018. According to the Market Readout, at the end of 2019, the U.S. dollar will depreciate by 1.93% against the year-end PTAX exchange rate on December 31, 2018, while the Selic rate will reach 7.13% p.a. The Selic rate is used as benchmark for sensitivity analysis of the CDI rate.

The probable scenario for the TJLP is an increase of 0.63 percentage point from the current rate of 7.06%, i.e., considering the same pace of decrease in the Selic basic interest rate.  The Market Readout does not publish forecasts for the Libor interest rate. Therefore, to determine the probable scenario, Braskem considered a 5% increase. For adverse scenarios, Braskem considered 25% and 50% increases on current market levels.

(c.2)     Possible and extreme adverse scenario

The sensitivity values in the table below are the changes in the value of the financial instruments in each scenario.

	Gain (losses)
		Possible adverse	Extreme adverse
Instrument / Sensitivity	Probable	(25%)	(50%)

Brazilian real/U.S. dollar exchange rate
Bonds	418,995	(5,426,211)	(10,852,422)
Braskem Idesa borrowings	204,511	(2,648,529)	(5,297,058)
Export prepayments	15,647	(202,635)	(405,271)
Investments	11,972	(155,040)	(310,080)
Sace	22,150	(286,849)	(573,699)
Dollar put option	31,532	(708,357)	(2,000,912)
Dollar swap	38,308	(353,647)	(717,505)
Swap NCE	7,865	(101,872)	(203,747)
Financial investments abroad	70,689	(915,461)	(1,830,922)

Libor floating interest rate
Export prepayments	(5,133)	(25,665)	(51,330)
Swaps	13,747	67,773	133,197
Braskem Idesa borrowings	(82,386)	(411,928)	(823,857)

CDI interest rate
Export credit notes	(884)	(21,986)	(58,762)
Debentures	9,416	232	(10,035)
Financial investments in local currency	26,228	67,665	135,371

IPCA interest rate
Debentures	(5,879)	(21,556)	(44,125)

TJLP interest rate
FINAME	(5)	(15)	(31)